AUDITORS' REMUNERATION	12 Months Ended
Jun. 30, 2019
AUDITORS' REMUNERATION
AUDITORS' REMUNERATION

24.AUDITORS’ REMUNERATION

	Consolidated
	2019	2018	2017
	A$	A$	A$
Audit and assurance services
PricewaterhouseCoopers in respect of:
Audit(1)	288,000	288,200	325,972
Audit related	—	—	107,451
Other audit firms in respect of:
Audit of the Financial Reports of subsidiaries	—	—	4,070
Total remuneration in respect of audit services	288,000	288,200	437,493

(1)     Audit fees consist of services that would normally be provided in connection with statutory and regulatory filings or engagements, including services that generally only the independent accountant can reasonably provide.